Investment Objectives and Goals	Apr. 28, 2026
Rational Equity Armor Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL EQUITY ARMOR FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return on investment, with dividend income being an important component of that return.
Rational Premium Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL PREMIUM INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL DYNAMIC BRANDS FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Rational Strategic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL STRATEGIC ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and moderate appreciation of capital.
Return Stacked® Balanced Allocation & Systematic Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return consisting of capital appreciation and income.
Rational Special Situations Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RATIONAL SPECIAL SITUATIONS INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return consisting of capital appreciation and income.
Rational/RGN Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RATIONAL/RGN HEDGED EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.